Employee Defined Contribution Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Total contributions to the government, employee benefits, expensed as incurred	$ 12,297	$ 8,591	$ 7,113